Investment Securities (Schedule of Available-for-sale Securities Reconciliation) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 17,425,000,000	$ 13,997,000,000
Available-for-sale Securities, Gross Unrealized Gains	166,000,000	262,000,000
Available-for-sale Securities, Gross Unrealized Losses	(508,000,000)	(81,000,000)
Available-for-sale Securities	17,083,000,000	14,178,000,000
Total agency backed bonds	8,266,000,000	4,983,000,000
Deposit Assets	15,000,000	15,000,000
Cash Equivalents, at Carrying Value	2,400,000,000	3,400,000,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	16,527,000,000	12,804,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	92,000,000	230,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(480,000,000)	(8,000,000)
Available-for-sale Securities, Debt Securities	16,139,000,000	13,026,000,000
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	1,495,000,000	2,212,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	1,000,000	3,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(69,000,000)	(1,000,000)
Available-for-sale Securities, Debt Securities	1,427,000,000	2,214,000,000
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	316,000,000	0
Available-for-sale Debt Securities Gross Unrealized Gain	0	0
Available-for-sale Debt Securities, Gross Unrealized Loss	(1,000,000)	0
Available-for-sale Securities, Debt Securities	315,000,000	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	287,000,000	295,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	4,000,000	8,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(3,000,000)	0
Available-for-sale Securities, Debt Securities	288,000,000	303,000,000
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	11,131,000,000	6,779,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	49,000,000	130,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(398,000,000)	(3,000,000)
Available-for-sale Securities, Debt Securities	10,782,000,000	6,906,000,000
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	39,000,000	0
Available-for-sale Debt Securities Gross Unrealized Gain	0	0
Available-for-sale Debt Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Debt Securities	39,000,000	0
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	2,207,000,000	2,309,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	15,000,000	32,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(3,000,000)	(1,000,000)
Available-for-sale Securities, Debt Securities	2,219,000,000	2,340,000,000
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	1,052,000,000	1,209,000,000
Available-for-sale Debt Securities Gross Unrealized Gain	23,000,000	57,000,000
Available-for-sale Debt Securities, Gross Unrealized Loss	(6,000,000)	(3,000,000)
Available-for-sale Securities, Debt Securities	1,069,000,000	1,263,000,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Equity Securities, Amortized Cost Basis	898,000,000	1,193,000,000
Available-for-sale Equity Securities, Gross Unrealized Gain	74,000,000	32,000,000
Available-for-sale Equity Securities, Gross Unrealized Loss	(28,000,000)	(73,000,000)
Available-for-sale Securities, Equity Securities	$ 944,000,000	$ 1,152,000,000